Annual Operating Expenses - FidelityPuritanFund-RetailPRO - FidelityPuritanFund-RetailPRO - Fidelity Puritan Fund - Fidelity Puritan Fund	Oct. 30, 2024
Operating Expenses:
Management fee	0.47%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.48%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.13% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.